Consolidated Statements of Cash Flows (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Cash balance of subsidiaries disposed	$ 0	$ 111,597	$ 669,705
Cash balance of subsidiaries acquired	0	0	329,743
Cash balance of subsidiaries for segmentation disposed			$ 24,948,577